Fair Value Of Financial Instruments (Summary Of Fair-Value Measurements Of Non-Financial Assets) (Parenthetical) (Detail) (Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Land Under Development And Homes Completed And Under Construction [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of inventory	$ 129.6	$ 202.5
Fair value of inventory	94.8	122.3
Total impairments charges	34.8	80.2
Inventory Held For Future Development [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of inventory	167.6	80.1
Fair value of inventory	74.1	48.4
Total impairments charges	$ 93.5	$ 31.7